Summary of Reorganization Items, Net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reorganization Items [Abstract]
Gain on restructuring of Qualified Bonds		R$ 12,881,478
Adjustment to present value - Borrowings and financing		13,928,661
Adjustment to present value - Anatel (AGU) and other payables		5,577,234
Anatel provision for contingencies			R$ (1,568,798)	R$ (6,604,718)
Other provision for contingencies	[1]	(347,437)	(1,146,458)	(2,349,898)
Income from short-term investments		174,281	713,276	201,533
Professional fees	[2]	(633,676)	(369,938)	(252,915)
Total reorganization items, net		R$ 31,580,541	R$ (2,371,918)	R$ (9,005,998)

[1]	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the JR Proceedings.
[2]	During the year ended December 31, 2018, 2017 and 2016 the Company incurred in R$634 million, R$370 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.